LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 3 – LEASES

The Company’s lease portfolio primarily consisted of two office leases. One lease commenced on November 1, 2024 and expired on October 31, 2025, and the other commenced on September 1, 2025 and expired on March 31, 2026. The Company accounted for these office leases as short-term leases. As of June 30, 2026 and December 31, 2025, the Company had no right-of-use assets or lease liabilities recorded on its consolidated balance sheets.

The following table summarizes the lease costs recognized in the consolidated statements of earnings:

	For the Six Months Ended June 30,
	2026	2025
Operating lease cost	$-	$-
Short-term lease cost	3,834	3,475
Variable lease cost	-	-
Total lease cost	$3,834	$3,475

NOTE 2 – LEASES

The Company’s lease portfolio primarily consists of an office lease. The lease had a term from April 17, 2021 to April 16, 2024. On October 13, 2022, the Company early terminated the lease. Instead, the Company relocated with a 12-month new lease. As of December 31, 2025 and 2024, the Company reported no right-of-use assets and lease liabilities.

The following table summarizes the lease costs recognized in the consolidated statements of earnings:

	For the Year Ended December 31,
	2025	2024
Operating lease cost	$-	$-
Short-term lease cost	5,845	7,498
Variable lease cost	-	-
Total lease cost	$5,845	$7,498